Net Interest Income and Average Balance Sheet and Interest Rates (Tables)	6 Months Ended
Mar. 31, 2024
Net interest income and average balance sheet and interest rates
Schedule of net interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Interest income
Calculated using the effective interest method
Cash and balances with central banks	2,293	2,471	1,806	(7)	27
Collateral paid	362	312	269	16	35
Investment securities	1,595	1,119	918	43	74
Loans	21,598	19,306	16,276	12	33
Other financial assets	10	28	10	(64)	-
Total interest income calculated using the effective interest method	25,858	23,236	19,279	11	34
Other
Net ineffectiveness on qualifying hedges	(1)	32	62	large	large
Trading securities and financial assets measured at FVIS	687	645	498	7	38
Total other	686	677	560	1	23
Total interest income	26,544	23,913	19,839	11	34
Interest expense
Calculated using the effective interest method
Collateral received	(176)	(185)	(142)	(5)	24
Deposits and other borrowings	(10,285)	(8,842)	(6,151)	16	67
Debt issues	(2,989)	(2,399)	(2,268)	25	32
Loan capital	(905)	(828)	(620)	9	46
Other financial liabilities	(269)	(282)	(234)	(5)	15
Total interest expense calculated using the effective interest method	(14,624)	(12,536)	(9,415)	17	55
Other
Deposits and other borrowings	(1,219)	(1,124)	(801)	8	52
Trading liabilities[a]	(1,277)	(465)	(188)	175	large
Debt issues	(83)	(378)	(116)	(78)	(28)
Bank levy	(172)	(168)	(164)	2	5
Other interest expense	(42)	(38)	(42)	11	-
Total other	(2,793)	(2,173)	(1,311)	29	113
Total interest expense	(17,417)	(14,709)	(10,726)	18	62
Net interest income	9,127	9,204	9,113	(1)	-

a.	Includes net impact of Treasury balance sheet management activities.

Summary of the average daily balances of the Group's interest earning assets and interest bearing liabilities

	Half Year March 2024			Half Year Sept 2023			Half Year March 2023
	Average		Average	Average		Average	Average		Average
	balance	Interest	rate	balance	Interest	rate	balance	Interest	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Loans	726,669	21,598	5.9	709,756	19,306	5.4	699,735	16,276	4.7
Housing	497,461	13,819	5.6	488,551	12,186	5.0	481,538	10,174	4.2
Personal	12,085	574	9.5	12,628	548	8.7	13,485	556	8.3
Business	217,123	7,205	6.6	208,577	6,572	6.3	204,712	5,546	5.4
Trading securities and financial assets measured at FVIS	31,090	687	4.4	31,122	645	4.1	29,044	498	3.4
Investment securities	88,941	1,595	3.6	73,745	1,119	3.0	76,015	918	2.4
Other interest earning assets[a]	119,085	2,664	4.5	133,882	2,843	4.2	129,414	2,147	3.3
Total interest earning assets and interest income	965,785	26,544	5.5	948,505	23,913	5.0	934,208	19,839	4.3
Non-interest earning assets
Derivative financial instruments	16,947			21,566			25,290
All other assets	66,205			58,433			58,425
Total non-interest earning assets	83,152			79,999			83,715
Total assets	1,048,937			1,028,504			1,017,923
Liabilities
Interest bearing liabilities
Deposits and other borrowings[b]	566,292	11,504	4.1	551,676	9,966	3.6	537,110	6,952	2.6
Certificates of deposit	49,931	1,217	4.9	50,314	1,122	4.4	45,447	799	3.5
Transactions[b]	114,435	2,029	3.5	113,410	1,805	3.2	117,978	1,423	2.4
Savings[b]	220,075	3,787	3.4	212,281	3,269	3.1	206,042	2,097	2.0
Term	181,851	4,471	4.9	175,671	3,770	4.3	167,643	2,633	3.1
Repurchase agreements	29,739	439	3.0	38,003	328	1.7	41,310	228	1.1
Loan capital	39,140	905	4.6	35,115	828	4.7	33,649	620	3.7
Other interest bearing liabilities[c]	183,086	4,569	5.0	178,463	3,587	4.0	174,925	2,926	3.4
Total interest bearing liabilities and interest expense[b]	818,257	17,417	4.3	803,257	14,709	3.7	786,994	10,726	2.7
Non-interest bearing liabilities
Deposits and other borrowings[b]	132,454			130,232			131,113
Derivative financial instruments	22,208			22,960			29,765
All other liabilities	4,134			503			(943)
Total non-interest bearing liabilities[b]	158,796			153,695			159,935
Total liabilities	977,053			956,952			946,929
Shareholders’ equity	71,841			71,509			70,947
NCI	43			43			47
Total equity	71,884			71,552			70,994
Total liabilities and equity	1,048,937			1,028,504			1,017,923
Loans
Australia	627,150	18,381	5.9	611,790	16,373	5.3	602,493	13,791	4.6
New Zealand	93,435	3,016	6.5	91,507	2,724	5.9	90,605	2,304	5.1
Other overseas	6,084	201	6.6	6,459	209	6.5	6,637	181	5.5
Deposits and other borrowings
Australia[b]	479,854	9,344	3.9	466,499	7,997	3.4	453,962	5,547	2.5
New Zealand	66,025	1,614	4.9	64,641	1,447	4.5	63,422	1,017	3.2
Other overseas	20,413	546	5.3	20,536	522	5.1	19,726	388	3.9

a.	Interest income includes net ineffectiveness on qualifying hedges.
b.	Comparatives have been revised to conform with current period presentation.
c.	Includes net impact of Treasury balance sheet management activities and the bank levy.